Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-4
Entity Primary SIC Number	6035
Entity Registrant Name	Columbia Financial, Inc.
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	19-01 Route 208 North
Entity Address, City or Town	Fair Lawn
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07410
City Area Code	800
Local Phone Number	522-4167
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002115119
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	19-01 Route 208 North
Entity Address, City or Town	Fair Lawn
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07410
City Area Code	800
Local Phone Number	522-4167
Contact Personnel Name	Thomas J. Kemly